LOANS AND BORROWINGS - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Short-term borrowings
Unsecured short-term loans and borrowings	¥ 50,000
Secured short-term loans and borrowings	264,052	¥ 239,777
Short-term borrowings	¥ 314,052	¥ 239,777